Activity in Accident and Health Claim Reserves (Detail) - Accident and health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance recoverables of $340,048, $283,252, and 259,829, respectively	$ 157,321	$ 135,168	$ 127,405
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	34	323	(35)
Current year	93,844	71,378	60,474
Prior years	789	(4,275)	(11,243)
Total incurred	94,633	67,103	49,231
Current year	5,829	4,331	3,677
Prior years	49,556	40,942	37,756
Total paid	55,385	45,273	41,433
Balance at December 31, net of reinsurance recoverables of $396,850, $340,048, and $283,252, respectively	$ 196,603	$ 157,321	$ 135,168